TEKLA WORLD HEALTHCARE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2022

(Unaudited)

PRINCIPAL AMOUNT	NON-CONVERTIBLE NOTES - 15.8% of Net Assets	VALUE
	France – 0.5%
$2,600,000	Sanofi, 3.63% due 06/19/28	$2,568,060
	Ireland – 0.5%
516,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.50% due 07/31/27 (a)	104,496
789,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00% due 06/30/28 (a)	61,148
997,896	Mallinckrodt International Finance S.A., 0.00% due 06/15/29	698,527
1,500,000	Shire Acquisitions Investments Ireland DAC, 3.20% due 09/23/26	1,442,558
		2,306,729
	United Kingdom – 1.0%
5,000,000	AstraZeneca plc, 3.38% due 11/16/25	4,956,365
	United States – 13.8%
3,200,000	AbbVie, Inc., 4.50% due 05/14/35	3,116,315
1,705,000	AbbVie, Inc., 4.45% due 05/14/46	1,556,566
2,000,000	Amgen, Inc., 3.63% due 05/22/24	1,997,468
1,555,000	Amgen, Inc., 2.00% due 01/15/32	1,269,513
831,000	Baxalta, Inc., 4.00% due 06/23/25	827,084
328,000	Becton, Dickinson and Co., 3.73% due 12/15/24	326,825
560,000	Biogen, Inc., 3.63% due 09/15/22	560,058
1,400,000	Bristol-Myers Squibb Co., 3.40% due 07/26/29	1,354,339
2,785,000	Cigna Corp., 3.50% due 06/15/24	2,769,800
3,200,000	Cigna Corp., 2.38% due 03/15/31	2,707,984
3,200,000	Elevance Health, Inc., 2.55% due 03/15/31	2,770,544
4,000,000	EMD Finance LLC, 3.25% due 03/19/25 (a)	3,942,947
1,400,000	GlaxoSmithKline Capital plc, 3.00% due 06/01/24	1,390,194
1,000,000	GlaxoSmithKline Capital plc, 3.38% due 06/01/29	966,791
2,000,000	GlaxoSmithKline Capital, Inc., 2.80% due 03/18/23	2,002,521
1,250,000	HCA, Inc., 5.38% due 02/01/25	1,250,350
600,000	HCA, Inc., 5.25% due 04/15/25	601,448
4,300,000	Johnson & Johnson, 2.45% due 03/01/26	4,186,092
1,400,000	Johnson & Johnson, 2.90% due 01/15/28	1,354,814
1,400,000	Laboratory Corporation of America Holdings, 3.60% due 02/01/25	1,380,419
1,675,000	Medtronic, Inc., 4.38% due 03/15/35	1,675,908
1,400,000	Merck & Co., Inc., 2.80% due 05/18/23	1,395,126
1,463,000	Merck & Co., Inc., 2.75% due 02/10/25	1,445,251
2,115,000	Novartis Capital Corp., 3.40% due 05/06/24	2,125,123
193,000	Par Pharmaceutical, Inc., 7.50% due 04/01/27 (a)	146,680
5,300,000	Pfizer, Inc., 3.45% due 03/15/29	5,157,777
1,800,000	Pfizer, Inc., 4.00% due 12/15/36	1,756,121
1,750,000	Senior Housing Properties Trust, 4.75% due 05/01/24	1,570,464

The accompanying notes are an integral part of this Schedule of Investments.

TEKLA WORLD HEALTHCARE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2022

(Unaudited, continued)

PRINCIPAL AMOUNT	United States – continued	VALUE
$2,300,000	Syneos Health, Inc., 3.63% due 01/15/29(a)	$1,947,416
1,500,000	Tenet Healthcare Corp., 6.75% due 06/15/23	1,544,325
2,560,000	UnitedHealth Group, Inc., 3.88% due 12/15/28	2,550,970
6,060,000	UnitedHealth Group, Inc., 4.20% due 05/15/32	6,085,492
5,000,000	Zimmer Biomet Holdings, Inc., 4.25% due 08/15/35	4,584,227
		68,316,952
	TOTAL NON-CONVERTIBLE NOTES (Cost $83,512,691)	78,148,106

SHARES	CONVERTIBLE PREFERRED (Restricted) (b) (c) - 1.9% of Net Assets
	France – 0.3%
337,442	Dynacure Series C	1,467,533
	Ireland – 0.4%
194,134	Priothera Ltd. Series A, 6.00%	2,034,427
	Switzerland – 0.4%
151,333	Oculis SA, Series B2, 6.00%	1,610,183
41,109	Oculis SA, Series C, 6.00%	437,400
		2,047,583
	United States – 0.8%
290,187	Aristea Therapeutics, Inc. Series B, 8.00%	1,600,004
424,079	Endeavor Biomedicines, Inc. Series B, 8.00%	1,999,999
101,839	IO Light Holdings, Inc. Series A2, 0.00%	343,706
		3,943,709
	TOTAL CONVERTIBLE PREFERRED (Cost $11,058,083)	9,493,252

	COMMON STOCKS - 101.1% of Net Assets
	Australia – 1.5%
38,719	CSL Ltd.	7,190,843
	Canada – 0.0%
7,378	Fusion Pharmaceuticals, Inc. (c)	18,371
	China – 0.2%
4,114	BeiGene Ltd. ADR (c)	665,851
38,848	I-Mab ADR (c)	438,982
		1,104,833

The accompanying notes are an integral part of this Schedule of Investments.

TEKLA WORLD HEALTHCARE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2022

(Unaudited, continued)

SHARES	Denmark – 3.0%	VALUE
81,867	MorphoSys AG ADR (c)	$396,236
130,523	Novo Nordisk A/S ADR (d)	14,544,178
		14,940,414
	France – 1.2%
123,454	Sanofi ADR	6,176,404

	Germany – 1.6%
10,000	Affimed N.V. (c)	27,700
131,684	Bayer AG	7,827,261
		7,854,961
	Ireland – 0.9%
16,945	ICON plc (c)	3,671,981
15,882	Perrigo Co. plc	644,333
		4,316,314
	Israel – 0.1%
90,281	Teva Pharmaceutical Industries Ltd. ADR (c)	678,913

	Italy – 0.2%
71,190	Stevanato Group SpA	1,125,514

	Japan – 1.6%
44,419	Astellas Pharma, Inc.	692,410
54,075	Daiichi Sankyo Co., Ltd.	1,369,810
6,830	Eisai Co., Ltd.	288,191
9,682	Hoya Corp.	826,695
7,436	M3, Inc.	213,632
28,940	Olympus Corp.	581,551
11,330	Ono Pharmaceutical Co., Ltd.	290,765
20,808	Otsuka Holdings Co., Ltd.	738,893
7,707	Shionogi & Co., Ltd	389,383
3,715	Sysmex Corp.	223,590
9,600	Takeda Pharmaceuticals Co., Ltd.	270,141
105,073	Takeda Pharmaceuticals Co., Ltd. ADR	1,475,225
17,288	Terumo Corp.	520,883
		7,881,169
	Netherlands – 1.0%
4,004	Argenx SE ADR (c)	1,517,035
164,790	Koninklijke Philips N.V. (e)	3,547,929
		5,064,964
	Switzerland – 8.4%
9,053	Lonza Group AG	4,826,876
136,225	Novartis AG ADR	11,515,099
603,430	Roche Holding AG ADR	25,169,066
		41,511,041

The accompanying notes are an integral part of this Schedule of Investments.

TEKLA WORLD HEALTHCARE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2022

(Unaudited, continued)

SHARES	United Kingdom – 6.5%	VALUE
379,014	AstraZeneca plc ADR (d)	$25,041,455
181,710	Smith & Nephew plc ADR	5,073,343
436,105	Verona Pharma plc ADR (c)	1,827,280
		31,942,078
	United States – 74.9%
10,451	1Life Healthcare, Inc. (c)	81,936
169,904	Abbott Laboratories (d)	18,460,070
120,585	AbbVie, Inc. (d)	18,468,799
4,325	Alerislife, Inc. (c)	5,190
3,214	Align Technology, Inc. (c)	760,657
28,276	Amgen, Inc.	6,879,551
3,800	Anthem, Inc.	1,833,804
282,002	Ardelyx, Inc. (c)	166,353
5,100	Becton, Dickinson and Co.	1,257,303
13,207	Biogen, Inc. (c) (d)	2,693,436
26,200	Biohaven Pharmaceutical Holding Co., Ltd. (c)	3,817,602
201,156	Boston Scientific Corp. (c)	7,497,084
172,966	Bristol-Myers Squibb Co. (d)	13,318,382
10,797	Charles River Laboratories International, Inc. (c) (d)	2,310,234
37,703	Cigna Corp. (d)	9,935,494
8,700	Community Health Systems, Inc. (c)	32,625
14,900	Community Healthcare Trust, Inc.	539,529
30,182	CVS Health Corp.	2,796,664
28,847	Danaher Corp.	7,313,291
34,304	DexCom, Inc. (c) (d)	2,556,677
63,841	Diversified Healthcare Trust REIT	116,191
33,603	Edwards Lifesciences Corp. (c)	3,195,309
46,866	Eli Lilly & Co.	15,195,363
1,020	Embecta Corp. (c)	25,826
161,709	Galera Therapeutics, Inc. (c)	210,222
105,388	Gilead Sciences, Inc. (d)	6,514,032
143,229	Global Medical REIT, Inc.	1,608,462
58,733	Guardant Health, Inc. (c) (d)	2,369,289
28,003	HCA Healthcare, Inc. (d)	4,706,184
92,654	Healthcare Realty Trust, Inc.	2,520,189
56,913	Healthcare Trust of America, Inc.	1,588,442
12,000	HealthEquity, Inc. (c)	736,680
83,601	Healthpeak Properties, Inc.	2,166,102
99,801	Horizon Therapeutics plc (c) (d)	7,960,128
19,323	Humana, Inc. (d)	9,044,517
13,294	IDEXX Laboratories, Inc. (c) (d)	4,662,605
8,908	Illumina, Inc. (c)	1,642,279
27,407	Intuitive Surgical, Inc. (c) (d)	5,500,859
23,504	IQVIA Holdings, Inc. (c) (d)	5,100,133
118,873	Johnson & Johnson	21,101,146
8,389	Laboratory Corporation of America Holdings	1,966,046
46,903	LTC Properties, Inc.	1,800,606
35,048	Mallinckrodt plc	870,417
38,461	McKesson Corp.	12,546,363

The accompanying notes are an integral part of this Schedule of Investments.

TEKLA WORLD HEALTHCARE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2022

(Unaudited, continued)

SHARES	United States – continued	VALUE
145,186	Medical Properties Trust, Inc.	$2,216,990
85,165	Medtronic plc	7,643,559
149,510	Merck & Co., Inc.	13,630,827
26,903	Moderna, Inc. (c) (d)	3,843,093
22,383	Molina Healthcare, Inc. (c) (d)	6,258,511
4,442	National Health Investors, Inc.	269,230
71,075	Omega Healthcare Investors, Inc.	2,003,604
63,050	Owens & Minor, Inc.	1,982,922
377,028	Pfizer, Inc. (d)	19,767,578
168,741	Physicians Realty Trust	2,944,530
10,500	QIAGEN N.V. (c)	495,600
70,097	R1 RCM, Inc. (c)	1,469,233
4,199	Regeneron Pharmaceuticals, Inc. (c)	2,482,155
23,489	ResMed, Inc. (d)	4,923,999
90,781	Sabra Health Care REIT, Inc.	1,268,211
50,029	Stryker Corp. (d)	9,952,269
23,270	Thermo Fisher Scientific, Inc.	12,642,126
81,609	UnitedHealth Group, Inc. (d)	41,916,831
8,183	Universal Health Realty Income Trust	435,417
66,681	Ventas, Inc.	3,429,404
18,533	Vertex Pharmaceuticals, Inc. (c) (d)	5,222,414
41,484	Welltower, Inc.	3,416,207
36,236	Zimmer Biomet Holdings, Inc.	3,806,954
3,623	Zimvie, Inc. (c)	58,004
29,308	Zoetis, Inc.	5,037,752
		370,989,491
	TOTAL COMMON STOCKS (Cost $494,808,105)	500,795,310
	EXCHANGE TRADED FUND (d) - 1.5% of Net Assets
58,049	Health Care Select Sector SPDR Fund	7,444,204
	TOTAL EXCHANGE TRADED FUND (Cost $7,050,266)	7,444,204
PRINCIPAL AMOUNT	SHORT-TERM INVESTMENTS - 3.8% of Net Assets
$18,818,000	Repurchase Agreement, Fixed Income Clearing Corp., repurchase value $18,818,125, 0.24%, dated 06/30/22, due 07/01/22 (collateralized by U.S. Treasury Note 0.875% due 11/15/30, market value $19,194,381)	18,818,000

SHARES
2,175	State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.42% (f)	2,175
	TOTAL SHORT-TERM INVESTMENTS (Cost $18,820,175)	18,820,175

The accompanying notes are an integral part of this Schedule of Investments.

TEKLA WORLD HEALTHCARE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2022

(Unaudited, continued)

SHARES		VALUE
	TOTAL INVESTMENTS BEFORE MILESTONE INTEREST – 124.1% (Cost $615,249,320)	$614,701,047

INTERESTS	MILESTONE INTEREST (Restricted) (b) (c) – 0.0% of Net Assets
	Biotechnology – 0.0%
1	Rainier Therapeutics Milestone Interest	186,199
	TOTAL MILESTONE INTEREST (Cost $192,096)	186,199

NUMBER OF CONTRACTS (100 SHARES EACH)/ NOTIONAL AMOUNT ($)	OPTION CONTRACTS WRITTEN – (0.2)% of Net Assets
	Call Option Contracts Written – (0.2)%
165 /(1,815,000)	Abbott Laboratories Jul22 110 Call	(26,235)
92 /(1,380,000)	AbbVie, Inc. Jul22 150 Call	(42,780)
554 /(3,656,400)	AstraZeneca plc Jul22 66 Call	(90,856)
19 /(418,000)	Biogen, Inc. Jul22 220 Call	(2,508)
169 /(1,301,300)	Bristol-Myers Squibb Co. Jul22 77 Call	(23,829)
15 /(330,000)	Charles River Laboratories International, Inc. Jul22 220 Call	(7,950)
36 /(936,000)	Cigna Corp. Jul22 260 Call	(36,000)
50 /(375,000)	DexCom, Inc. Jul22 75 Call	(15,650)
153 /(948,600)	Gilead Sciences, Inc. Jul22 62 Call	(14,688)
54 /(243,000)	Guardant Health, Inc. Jul22 45 Call	(5,400)
27 /(499,500)	HCA Healthcare, Inc. Jul22 185 Call	(2,781)
48 /(432,000)	Horizon Therapeutics plc Jul22 90 Call	(3,600)
9 /(414,000)	Humana, Inc. Jul22 460 Call	(14,400)
13 /(468,000)	IDEXX Laboratories, Inc. Jul22 360 Call	(11,050)
40 /(840,000)	Intuitive Surgical, Inc. Jul22 210 Call	(13,200)
23 /(483,000)	IQVIA Holdings, Inc. Jul22 210 Call	(19,090)
39 /(565,500)	Moderna, Inc. Jul22 145 Call	(25,818)
21 /(567,000)	Molina Healthcare, Inc. Jul22 270 Call	(31,920)
187 /(2,150,500)	Novo Nordisk A/S Jul22 115 Call	(10,285)
440 /(2,200,000)	Pfizer, Inc. Jul22 50 Call	(125,400)
34 /(714,000)	ResMed, Inc. Jul22 210 Call	(18,530)
49 /(1,029,000)	Stryker Corp. Jul22 210 Call	(5,782)
80 /(3,840,000)	UnitedHealth Group, Inc. Jul22 480 Call	(300,200)
17 /(476,000)	Vertex Pharmaceuticals, Inc. Jul22 280 Call	(14,739)
	TOTAL OPTION CONTRACTS WRITTEN (Premiums received ($347,935))	(862,691)

The accompanying notes are an integral part of this Schedule of Investments.

TEKLA WORLD HEALTHCARE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2022

(Unaudited, continued)

VALUE
TOTAL INVESTMENTS - 123.9% (Cost $615,093,481)	$614,024,555
OTHER LIABILITIES IN EXCESS OF ASSETS - (23.9)%	(118,568,861)
NET ASSETS - 100%	$495,455,694

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Security fair valued using significant unobservable inputs. See Investment Valuation and Fair Value Measurements.
(c)	Non-income producing security.
(d)	A portion of security is pledged as collateral for call options written.
(e)	All or a portion of this security is on loan as of June 30, 2022.
(f)	This security represents the investment of cash collateral received for securities lending and is a registered investment company advised by State Street Global Advisors. The rate shown is the annualized seven-day yield as of June 30, 2022.
ADR	American Depository Receipt

The following forward contracts were held as of June 30, 2022

Description	Counterparty	Settlement Date	Currency		Settlement Value (in USD)	Current Value	Unrealized Gain/(Loss)
Contracts Sold:
Australian Dollar	Goldman Sachs Bank	07/29/22	4,572,304	AUD	$3,169,503	$3,156,564	$12,939
British Pound	Goldman Sachs Bank	07/29/22	12,524,033	GBP	15,390,684	15,251,662	139,022
Danish Krone	Goldman Sachs Bank	07/29/22	48,474,501	DKK	6,895,067	6,840,723	54,344
Euro	Goldman Sachs Bank	07/29/22	11,686,116	EUR	12,369,228	12,265,701	103,527
Israeli Sheqel	Goldman Sachs Bank	07/29/22	4,457,647	ILS	1,308,148	1,277,838	30,311
Japanese Yen	Goldman Sachs Bank	07/29/22	523,322,125	JPY	3,891,487	3,862,509	28,978
Swiss Franc	Goldman Sachs Bank	07/29/22	20,140,361	CHF	21,079,340	21,128,124	(48,783)
						$63,783,121	$320,338

The accompanying notes are an integral part of this Schedule of Investments.

TEKLA WORLD HEALTHCARE FUND

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2022

(Unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern Time. The Fund holds securities, currencies and other assets that are denominated in a foreign currency. The Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time) when valuing such assets. The Board of Trustees of the Fund (the Trustees) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Convertible, corporate and government bonds are valued using a third-party pricing service. Convertible bonds are valued using this pricing service only on days when there is no sale reported. Puts and calls generally are valued at the close of regular trading on the securities or commodities exchange on which they are primarily traded. Options on securities generally are valued at their last sale price in the case of exchange traded options or, in the case of OTC-traded options, the average of the last sale price as obtained from two or more dealers unless there is only one dealer, in which case that dealer’s price is used. Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing forward exchange rates. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by Tekla Capital Management LLC (the Adviser) also using fair valuation policies and procedures approved by the Trustees described below. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, milestone interests and other restricted securities, as well as shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees.

The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements products, intended markets or technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this schedule of investments.

Federal Income Tax Cost

At June 30, 2022, the cost of securities for Federal income tax purposes was $615,602,106. The net unrealized loss on securities held by the Fund was $1,577,552, including gross unrealized gain of $78,902,933 and gross unrealized loss of $80,480,485.

Securities Lending

The Fund may lend its securities to approved borrowers to earn additional income. The Fund receives cash collateral from the borrower and the initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. The Fund will invest its cash collateral in State Street Institutional U.S. Government Money Market Fund (SAHXX), which is registered with the Securities and Exchange Commission (SEC) as an investment company. SAHXX invests substantially all of its assets in the State Street U.S. Government Money Market Portfolio. The Fund will receive the benefit of any gains and bear any losses generated by SAHXX with respect to the cash collateral.

TEKLA WORLD HEALTHCARE FUND

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2022

(Unaudited, continued)

The Fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the Fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of SAHXX.

Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the Fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The Fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the Fund is net of fees retained by the securities lending agent. Net income received from SAHXX is a component of securities lending income as recorded by the Fund.

As of June 30, 2022, the Fund loaned securities valued at $2,153 and received $2,175 of cash collateral.

Forward Contracts

Forward contracts involve the purchase or sale of a specific quantity of a commodity, government security, foreign currency, or other asset at a specified price, with delivery and settlement at a specified future date. Because it is a completed contract, a purchase forward contract can be a cover for the sale of a futures contract. The Fund may enter into forward contracts for hedging purposes and non-hedging purposes (i.e., to increase returns). Forward contracts may be used by the Fund for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, such as when the Fund anticipates purchasing or selling a foreign security. Forward contracts may also be used to attempt to protect the value of the Fund’s existing holdings of foreign securities. Forward contracts may also be used for non-hedging purposes to pursue the Fund’s investment objective. There is no requirement that the Fund hedge all or any portion of its exposure to foreign currency risks.

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended June 30, 2022, there were no transfers between levels.

TEKLA WORLD HEALTHCARE FUND

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2022

(Unaudited, continued)

The following is a summary of the levels used as of June 30, 2022 to value the Fund’s investments.

Assets and Liabilities at Value	Level 1	Level 2	Level 3	Total
Non-convertible Notes
France	$-	$2,568,060	$-	$2,568,060
Ireland	-	2,306,729	-	2,306,729
United Kingdom	-	4,956,365	-	4,956,365
United States	-	68,316,952	-	68,316,952
Convertible Preferred
France	-	-	1,467,533	1,467,533
Ireland	-	-	2,034,427	2,034,427
Switzerland	-	-	2,047,583	2,047,583
United States	-	-	3,943,709	3,943,709
Common Stocks
Australia	7,190,843	-	-	7,190,843
Canada	18,371	-	-	18,371
China	1,104,833	-	-	1,104,833
Denmark	14,940,414	-	-	14,940,414
France	6,176,404	-	-	6,176,404
Germany	7,854,961	-	-	7,854,961
Ireland	4,316,314	-	-	4,316,314
Israel	678,913	-	-	678,913
Italy	1,125,514	-	-	1,125,514
Japan	7,881,169	-	-	7,881,169
Netherlands	5,064,964	-	-	5,064,964
Switzerland	41,511,041	-	-	41,511,041
United Kingdom	31,942,078	-	-	31,942,078
United States	370,989,491	-	-	370,989,491
Exchange Traded Fund	7,444,204	-	-	7,444,204
Short-term Investment	2,175	18,818,000	-	18,820,175
Milestone Interest	-	-	186,199	186,199
Other Assets	-	-	0	0
Total	$508,241,689	$96,966,106	$9,679,451	$614,887,246
Assets
Forward Currency Contracts	$-	$320,338	$-	$320,338
Liabilities
Options Contracts Written	(862,691)	-	-	(862,691)
Total	$(862,691)	$320,338	$-	$(542,353)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Balance as of September 30, 2021	Net realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net transfers into (out of) Level 3	Balance as of June 30, 2022
Convertible Preferred
France	$3,243,410	$(1,775,877)	$-	$-	$-	$1,467,533
Ireland	605,435	(221,206)	1,650,198	-	-	2,034,427
Switzerland	2,047,583	-	-	-	-	2,047,583
United States	1,943,710	-	1,999,999	-	-	3,943,709
Common Stocks and Warrants
United Kingdom	0	-	-	-	-	-
Milestone Interest
United States	192,096	(5,897)	-	-	-	186,199
Other assets	8,664	-	-	(8,664)	-	0
Total	$8,040,898	$(2,002,980)	$3,650,197	$(8,664)	$-	$9,679,451

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2022	$(2,002,980)

TEKLA WORLD HEALTHCARE FUND

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2022

(Unaudited, continued)

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at June 30, 2022	Valuation Technique	Unobservable Input	Range (Weighted Average)
Convertible Preferred	3,858,822 5,634,430	Market approach Recent transaction	(a) (b)	N/A N/A
Milestone Interest	186,199	Probability adjusted value	Probability of events Timing of events	10.00%-99.00% (52.84%) 0.50-13.00 (3.67) years
	$9,679,451

(a)	There is no quantitative information to provide as this method of measure is investment specific.
(b)	The valuation technique used as a basis to approximate fair value of these investments is based on subsequent financing rounds.

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 10% or less of Managed Assets. The value of these securities represented 2% of the Fund’s Managed Assets at June 30, 2022.

At June 30, 2022, the Fund had commitments of $304,643 relating to additional investments in one private company.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at June 30, 2022. The Fund on its own does not have the right to demand that such securities be registered.

Security (#)	Acquisition Date		Cost	Carrying Value per Unit	Value
Aristea Therapeutics, Inc. Series B Cvt. Pfd	07/27/21		$1,600,004	$5.51	$1,600,004
Dynacure Series C Cvt. Pfd	04 /21/20,10/28/20		3,142,642	4.35	1,467,533
Endeavor Biomedicines, Inc. Series B Cvt. Pfd	01/21/22		2,001,949	4.72	1,999,999
IO Light Holdings, Inc. Series A2 Cvt. Pfd	04/30/20	†	336,881	3.38	343,706
Oculis SA
Series B2 Cvt. Pfd	01/16/19		1,274,010	10.64	1,610,183
Series C Cvt. Pfd	04/07/21		437,400	10.64	437,400
Priothera Ltd. Series A Cvt. Pfd	10 /07/20,10/19/21		2,265,198	10.48	2,034,427
Rainier Therapeutics Milestone Interest	09/28/21		192,096	186,199.00	186,199
			$11,250,180		$9,679,451

(#)	See Schedule of Investments and corresponding footnotes for more information on each issuer.
†	Interest received as part of a corporate action for a previously owned security.